Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Voyage revenues (i)(ii)(iv)	37,481	49,257	19,612
Vessel operating expenses (ii)(iii)	(6,505)	(6,629)	(17,852)
Time-charter hire expenses (iv)	(23,564)	(19,994)	(7,670)
General and administrative expenses (v)	(15,779)	(15,393)	(15,395)
Restructuring charges (vi)	—	(400)	—
Equity income (vii)	2,424	1,316	520